Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Warrants [Abstract]
Schedule of Warrants
		Weighted Average
	Number of	Exercise Price
	Warrants	(CAD$)
Balance, December 31, 2020	36,858	5.25
Issued	783,436	8.30
Expired	(36,858)	5.25
Balance, December 31, 2021	783,436	8.30
Issued (note 15(b)(ii))	242,380	6.25
Balance, December 31, 2022 and December 31, 2023	1,025,816	7.81

Schedule of Warrants Issued and Outstanding	The following table reflects the warrants issued and outstanding as of December 31, 2023:
		Weighted
Number of		Average
Warrants	Exercise	Contractual
Outstanding	Price (CAD$)	Life (years)	Expiry Date
249,688	10.01	0.21	March 16, 2024(1)
222,222	6.75	0.47	June 18, 2024(1)
311,526	8.025	1.27	April 9, 2025(1)
242,380	6.25	1.69	September 9, 2025(1)
1,025,816	7.81	0.94
The following table reflects the warrants issued and outstanding as of December 31, 2022:
Number of Warrants Outstanding	Exercise Price (CAD$)	Weighted Average Contractual Life (years)	Expiry Date
249,688	10.01	1.21	March 16, 2024(1)
222,222	6.75	1.47	June 18, 2024(1)
311,526	8.025	2.27	April 9, 2025(1)
242,380	6.25	2.69	September 9, 2025(1)
1,025,816	7.81	1.94
The following table reflects the warrants issued and outstanding as of December 31, 2021:
Number of Warrants Outstanding	Exercise Price (CAD$)	Weighted Average Contractual Life (years)	Expiry Date
249,688	10.01	2.21	March 16, 2024(1)
222,222	6.75	2.47	June 18, 2024(1)
311,526	8.025	3.27	April 9, 2025(1)
783,436	8.30	2.71
(1)	Broker warrants.